BASIC AND DILUTED EARNINGS PER SHARE - (Details) Rp / shares in Units, $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 IDR (Rp) Rp / shares shares	Dec. 31, 2016 IDR (Rp) Rp / shares shares	Dec. 31, 2015 IDR (Rp) Rp / shares shares
BASIC AND DILUTED EARNINGS PER SHARE
Owners of the parent company	$ 1,631	Rp 22,120	Rp 19,333	Rp 15,451
Weighted average shares outstanding, basic | shares	99,062,216,600	99,062,216,600	98,638,501,532	98,176,527,553
Basic earnings per share | Rp / shares		Rp 223.30	Rp 195.99	Rp 157.38